Related Party Balances and Transactions - Additional Information (Detail) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key Management and their Immediate Families [Member] | Due on Demand, Interest Free and Uncollateralized [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 0	¥ 0	¥ 0